Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

May 4, 2023

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549-0506

Re:	Secure Path for Life

Transamerica Financial Life Insurance Company

TFLIC Pooled Account No 44

(File No. 333-163881)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

CIK: 0001476842

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2023 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (720) 488-7884.

Sincerely,

/s/ Brian Stallworth

Brian Stallworth
Assistant General Counsel